Maximum Potential Amount of Future Payments of Performance Guarantees, Guarantees on Loans, Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,253		¥ 3,001
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,125	[1]	1,760	[1]
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,128		¥ 1,241

[1]	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.